Braeburn License	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Braeburn License [Abstract]
Braeburn License [Text Block]
5. Braeburn License

In December 2012, we entered into the Agreement with Braeburn granting Braeburn exclusive commercialization rights to Probuphine in the United States and its territories, including Puerto Rico, and Canada. As part of the Agreement, we received a non-refundable up-front license fee of $15.75 million (approximately $15.0 million, net of expenses), and would have received $45.0 million upon approval by the FDA of the NDA as well as up to an additional $130.0 million upon achievement of specified sales milestones and up to $35.0 million in regulatory milestones for additional indications, including chronic pain. We would have received tiered royalties on net sales of Probuphine ranging from the mid-teens to the low twenties.

On May 28, 2013, we entered into the Amendment to the Agreement primarily to modify certain of the termination provisions of the Agreement. The Amendment gives Braeburn the right to terminate the Agreement in the event that (A) after May 28, 2013, based on written or oral communications from or with the FDA, Braeburn reasonably determines either that the FDA will require significant development to be performed before approval of the Probuphine™ NDA can be given, such as, but not limited to, one or more additional controlled clinical studies with a clinical efficacy endpoint, or substantial post-approval commitments that may materially impact the product’s financial returns or that the FDA will require one or more changes in the proposed label, which change(s) Braeburn reasonably determines will materially reduce the authorized prescribed patient base, or (B) the NDA has not been approved by the FDA on or before June 30, 2014. The Amendment also provides that we will share in legal and consulting expenses in excess of a specified amount prior to approval of the NDA.

On July 2, 2013, we entered into the Second Amendment to the Agreement primarily to establish and provide the parameters for a committee comprised of representatives of Titan and Braeburn responsible for and with the authority to make all decisions regarding the development and implementation of a strategic plan to seek approval from the FDA of Probuphine® for subdermal use in the maintenance treatment of adult patients with opioid dependence, including development of the strategy for all written and oral communications with the FDA. The Second Amendment also makes Braeburn the primary contact for FDA communications regarding the Probuphine NDA.

On November 12, 2013, we entered into the stock purchase agreement pursuant to which Braeburn made a $5 million equity investment in our company and the Third Amendment primarily to modify the amount and timing of the approval and sales milestone payments payable under the Agreement. Under the Third Amendment, we are entitled to receive a $15 million payment upon FDA approval of the NDA, up to $165 million in sales milestones and $35 million in regulatory milestones.  We are entitled to receive a tiered royalty in the mid-teens to low twenties on all net sales of Probuphine. In addition, we are entitled to receive a low single digit royalty on sales by Braeburn, if any, of other continuous delivery treatments for opioid dependence as defined in the Third Amendment and can elect to receive a low single digit royalty on sales by Braeburn, if any, of other products in the addiction market in exchange for a similar reduction in our royalties on Probuphine.

6. Braeburn License

In December 2012, we entered into the Agreement with Braeburn granting Braeburn exclusive commercialization rights to Probuphine in the United States and its territories, including Puerto Rico, and Canada. As part of the Agreement, we received a non-refundable up-front license fee of $15.75 million (approximately $15.0 million, net of expenses), and would have received  $45.0 million upon approval by the FDA of the NDA as well as up to an additional $130.0 million upon achievement of specified sales milestones and up to $35.0 million in regulatory milestones for additional indications, including chronic pain. We would have received tiered royalties on net sales of Probuphine ranging from the mid-teens to the low twenties.

On May 28, 2013, we entered into the Amendment to the Agreement primarily to modify certain of the termination provisions of the Agreement. The Amendment gives Braeburn the right to terminate the Agreement in the event that (A) after May 28, 2013, based on written or oral communications from or with the FDA, Braeburn reasonably determines either that the FDA will require significant development to be performed before approval of the Probuphine™ NDA can be given, such as, but not limited to, one or more additional controlled clinical studies with a clinical efficacy endpoint, or substantial post-approval commitments that may materially impact the product’s financial returns or that the FDA will require one or more changes in the proposed label, which change(s) Braeburn reasonably determines will materially reduce the authorized prescribed patient base, or (B) the NDA has not been approved by the FDA on or before June 30, 2014. The Amendment also provides that we will share in legal and consulting expenses in excess of a specified amount prior to approval of the NDA.

On July 2, 2013, we entered into the Second Amendment to the Agreement primarily to establish and provide the parameters for a committee comprised of representatives of Titan and Braeburn responsible for and with the authority to make all decisions regarding the development and implementation of a strategic plan to seek approval from the FDA of Probuphine® for subdermal use in the maintenance treatment of adult patients with opioid dependence, including development of the strategy for all written and oral communications with the FDA. The Second Amendment also makes Braeburn the primary contact for FDA communications regarding the Probuphine NDA.

On November 12, 2013, we entered into the stock purchase agreement pursuant to which Braeburn made a $5 million equity investment in our company and the Third Amendment primarily to modify the amount and timing of the approval and sales milestone payments payable under the Agreement. Under the Third Amendment, we are entitled to receive a $15 million payment upon FDA approval of the NDA, up to $165 million in sales milestones and $35 million in regulatory milestones.  In addition, we are entitled to receive a low single digit royalty on sales by Braeburn, if any, of other continuous delivery treatments for opioid dependence as defined in the Third Amendment and can elect to receive a low single digit royalty on sales by Braeburn, if any, of other products in the addiction market in exchange for a similar reduction in our royalties on Probuphine.

We have evaluated the revenue components of the agreement, which includes multiple elements, to determine whether the components of the arrangement represent separate units of accounting. We have determined that the non-refundable, up-front license fee of $15.75 million (approximately $15.0 million, net of expenses) and our costs up to the PDUFA date to be one deliverable which will be accounted for as a single unit of accounting. This amount will be recognized on a straight-line basis over the estimated period to reach FDA approval and meet the contract deliverables, including the transition of production and supply services of the product to Braeburn. Based on our understanding of subsequent steps to be performed following the PDUFA date related to the completion of the transition of production and supply services to Braeburn, we estimated the revenue recognition period from the up-front payment to be approximately 12 months from the date of the agreement. Accordingly, we recognized revenue for the up-front payment ratably from December 14, 2012, the date of the agreement, through March 31, 2013 at an amount equal to approximately $1.25 million per month. Following the receipt of the CRL in April 2013, we estimated the revenue recognition period for the up-front payment would be approximately 18 months from the date of the agreement. Accordingly, we recognized the remaining revenue from the up-front payment ratably from April 1, 2013 through September 30, 2013 at an amount equal to approximately $733,000 per month. Following our meeting with the FDA in November 2013 and subsequent discussions in which an agreement in principle with respect to a path forward has been reached with the FDA, we estimate the revenue recognition period for the up-front payment to be approximately 30 months from the date of the agreement. Accordingly, we will recognize the remaining revenue from the up-front payment ratably from September 30, 2013 at an amount equal to approximately $304,000 per month. As of December 31, 2013, we have recognized approximately $9.7 million in license revenue and recorded deferred revenues of $5.3 million related to the up-front payment. Internal and external research and development costs related to this product will be expensed in the period incurred.

Under the Agreement, we will receive a $15.0 million milestone payment from Braeburn within 10 days following the achievement of FDA approval of the product NDA. As such, upon receipt of FDA approval our obligation will be fulfilled. As the milestone payment relates solely to past performance, i.e. FDA approval, we will recognize the $15.0 million regulatory milestone payment from Braeburn on the date of achievement of FDA approval in accordance with the milestone method of revenue recognition. Following FDA approval, we will be reimbursed by Braeburn for any development services and activities performed by us at Braeburn’s request.

The Agreement also provides for a development committee. The duties of the development committee are to periodically report to each other, exchange information, and confer with and review the clinical development of the product and matters pertaining to regulatory approval. The development committee has no authority to approve or direct either party to take action, approve or withhold approval for any plan, budget, timeline or strategies, amend, modify or waive compliance with the Agreement, create new obligations or alter, increase or expand, or waive compliance with the Agreement, create new obligations not specified in the Agreement, or alter, increase or expand, or waive compliance by a party with obligations under the Agreement. The development committee can be disbanded upon mutual agreement of the parties and shall automatically disband six years after the NDA transfer date. Based on the above, we have determined that participation in the development committee is perfunctory and inconsequential, and is not considered a separate deliverable in the Agreement.